Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 50.6
2016	35.5
2017	27.6
2018	24.5
2019	22.7
Thereafter	47.7
Total minimum payments	$ 208.6